AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I


     SUPPLEMENT DATED SEPTEMBER 16, 1998, TO THE INDIVIDUAL AND GROUP SINGLE PREMIUM AND FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS PROSPECTUS DATED JULY 4, 1998.

     This Supplement provides information regarding a change in the investment options available under the Contract. The North American Government Income Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance") is no longer available as an investment option. The Technology Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance") is available to Contract Owners in addition to the Alliance Portfolios offered in the Prospectus.

         This Supplement amends the contents of the Prospectus, under the headings indicated, as follows:



                              SUMMARY OF EXPENSES

Annual Fund Expenses After Expense Reimbursements

                                                         Total
                           Management       Other        Portfolio
Portfolio                  Fee              Expenses*    Expenses**


Technology Portfolio        0.76             0.19         0.95



* "Other Expenses" are based upon the expenses outlined under the section entitled "Management of the Fund" in the Fund's Prospectus.

**   "Total   Portfolio   Expenses"   for  the   Technology   Portfolio   before
     reimbursement was 1.19%.



Expenses on a hypothetical $1,000 policy, assuming 5% growth:

                                        If you surrender

Portfolio                     1 Year    3 Years   5 Years   10 Years
Technology Portfolio            78        120       165       275



                              If you annuitize or if you do not surrender

Portfolio                     1 Year    3 Years   5 Years   10 Years
Technology Portfolio            24        75        129       275




                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*


                                           1997           1996           1995           1994       1993      1992

TECHNOLOGY PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                    10.89          10.00          N/A            N/A        N/A       N/A
    End of Period                          11.43          10.89          N/A            N/A        N/A       N/A
  Accum Units o/s @ end of period   4,818,385.19   2,127,691.68          N/A            N/A        N/A       N/A


*Funds were first invested in the Technology Portfolio on January 22, 1996.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

  Technology Portfolio

     This Portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. The Portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.


THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVE WILL BE ACHIEVED.

     THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR VARIABLE ACCOUNT I DATED JULY 4, 1998, AND THE ALLIANCE FUND PROSPECTUS DATED MAY 1, 1998.